Exhibit 99.5

Atlas A&D Opportunity Fund III LP ABS-15G

Data Compare Summary

ADMT2026-NQM1_FINAL

Run Date - 12/24/2025 11:00:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	27	1,150	2.35%	All Income was verified for each borrower
ApplicationDate	113	1,150	9.83%	All variances were verified by Mission using either the 1003 date or the credit report date
B1Citizen	4	1,150	0.35%	All variances were verified by Citizenship documents
B1FirstName	29	1,150	2.52%	All variances were spelling differences in the tape vs on the note.
B1LastName	38	1,150	3.30%	All variances were spelling differences in the tape vs on the note.
B2FirstName	2	209	0.96%	All variances were spelling differences in the tape vs on the note.
B2LastName	6	209	2.87%	All variances were spelling differences in the tape vs on the note.
ClosingSettlementDate	574	1,051	54.61%	In all cases Mission verified closing dates from the relevant closing documents.
DSCR	56	1,149	4.87%	In all cases Mission recalculated DSCR from relevant income and credit documents.
FirstPaymentDate	21	1,150	1.83%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	49	1,150	4.26%	In all cases Mission verified the monthly PI Payment from the promissory note.
InterestRate	3	1,150	0.26%
LoanAmount	1	1,150	0.09%	In all cases Mission verified the Loan Amount from the promissory note.
LoanProgram	32	1,150	2.78%	In each case, these appear to be changes in Loan program during underwriting. In all cases Mission verified programs from the Loan approval and final loan docs.
LoanPurpose	0	1,150	0.00%
MINNo	15	1,150	1.30%	In all cases Mission verified the MIN number present on the Deed of Trust.
MortgageOriginationChannel	0	1,125	0.00%
NoteDate	3	1,109	0.27%	All date variances were verified from the Promissory Note.
NumberofUnits	8	1,150	0.70%	In all cases Mission verified property units from the appraisal and other property related documents.
Occupancy	0	1,150	0.00%
PrimaryAppraisedPropertyValue	11	1,150	0.96%	Mission verified values used from the appraisal.
PropertyAddress	136	1,150	11.83%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCity	5	1,150	0.43%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyCounty	128	1,150	11.13%	All variances were various slight spelling differences in the tape vs on the deed of trust.
PropertyState	0	1,150	0.00%
PropertyType	71	1,150	6.17%	All differences are enumerations are related to ASF enumerations. In each case mission verified the Property type from the appraisal.
PropertyZipCode	0	1,150	0.00%
QualifyingCLTV	79	1,150	6.87%	In all cases Mission verified values from appraisal documents and 2nd lien values from 2nd lien documents or credit reports.
RefinanceType	47	502	9.36%	All variations were verified from the 1003 documentation.
SalesPrice	3	687	0.44%	Mission verified sales price from sales contracts and closing documents.
TotalDebtIncomeRatio	1	1,137	0.09%	In all cases Mission verified borrower income and all debts from the credit reports and recalculated DTI.
UnderwritingGuidelineLenderName	0	1,150	0.00%
UnderwritingGuidelineName	0	1,150	0.00%
UnderwritingGuidelineVersionDate	0	1,150	0.00%
VerifiedDocType	278	1,150	24.17%	Mission uses ASF defined doc types used for income qualification an dthe lender tape differs from these enumerations.
	1740